ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES.
Schedule of accounts payable

	As of December 31,
	2024	2025
Accounts payable for operating expenses	481,597	477,323
Accounts payable for purchase of property and equipment	2,111,708	1,454,854
	2,593,305	1,932,177

Schedule of accrued expenses and other payables

	As of December 31,
	2024	2025

Consideration payables for acquisitions	309,850	291,650
Accrued payroll and welfare benefits	204,047	219,257
Accrued interest expenses	125,090	111,683
Income tax payable	118,605	126,454
Other tax payables	44,500	43,382
Accrued debt issuance costs and other financing costs	32,372	5,798
Others	454,142	407,228
	1,288,606	1,205,452